Goodwill (Details 1) ₨ in Millions, $ in Millions		Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Disclosure of information for cash-generating units [line items]
Goodwill		₨ 4,253	$ 51	₨ 4,245
Cash-generating units [member]
Disclosure of information for cash-generating units [line items]
Goodwill		4,253		4,245
Cash-generating units [member] | PSAI- Active Pharmaceutical Operations [Member]
Disclosure of information for cash-generating units [line items]
Goodwill		997		997
Cash-generating units [member] | Global Generics-Complex Injectables [Member]
Disclosure of information for cash-generating units [line items]
Goodwill		1,489		1,483
Cash-generating units [member] | Global Generics-North America Operations [Member]
Disclosure of information for cash-generating units [line items]
Goodwill		631		631
Cash-generating units [member] | Global Generics-Branded Formulations [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	[1]	1,022		1,021
Cash-generating units [member] | Other Cash-generating units [Member]
Disclosure of information for cash-generating units [line items]
Goodwill		₨ 114		₨ 113

[1]	The impairment loss of Rs.16,948 includes the following: · Rs.16,003 pertaining to the Company’s German subsidiary, betapharm Arzneimittel GmbH, which is part of the Company’s Global Generics segment. This impairment loss was recorded for the years ended March 31, 2009 and 2010. · During the year ended March 31, 2023, the Company assessed performance of the Nimbus Health business against the initial estimates and recognized an impairment charge of the carrying values of Rs.272. This impairment loss pertains to the Company’s Global Generics segment.